UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05482

DWS High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS High Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 124.8%
Consumer Discretionary 22.8%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		535,000	543,026
8.75%, 6/1/2019		705,000	756,994
American Achievement Corp., 144A, 10.875%, 4/15/2016		135,000	135,675
Ameristar Casinos, Inc., 9.25%, 6/1/2014		485,000	521,375
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	486,875
144A, 8.375%, 11/15/2020		235,000	246,750
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		515,000	538,175
AutoNation, Inc., 6.75%, 4/15/2018		1,175,000	1,222,000
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		270,000	286,538
9.625%, 3/15/2018		135,000	150,863
Beazer Homes USA, Inc., 144A, 9.125%, 5/15/2019		145,000	149,531
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		215,000	220,644
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		530,000	556,500
Brunswick Corp., 144A, 11.25%, 11/1/2016		275,000	330,687
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		230,000	232,300
Cablevision Systems Corp.:
7.75%, 4/15/2018		70,000	74,900
8.0%, 4/15/2020		70,000	76,300
Caeser's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		400,000	376,000
11.25%, 6/1/2017		1,620,000	1,838,700
144A, 12.75%, 4/15/2018		155,000	163,138
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		345,000	58,650
Carrols Corp., 9.0%, 1/15/2013		215,000	215,538
CCO Holdings LLC:
7.0%, 1/15/2019		125,000	127,188
7.25%, 10/30/2017		535,000	561,750
7.875%, 4/30/2018		2,535,000	2,706,112
8.125%, 4/30/2020		75,000	80,906
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,555,000	1,644,412
Claire's Stores, Inc., 9.625%, 6/1/2015 (PIK)		60,000	60,419
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		75,000	76,219
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		95,000	105,450
Series B, 9.25%, 12/15/2017		145,000	161,313
CSC Holdings LLC, 8.5%, 6/15/2015		390,000	427,050
DineEquity, Inc., 144A, 9.5%, 10/30/2018		510,000	552,075
DISH DBS Corp.:
6.625%, 10/1/2014		590,000	625,400
7.125%, 2/1/2016		550,000	587,125
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		455,000	2,275
Ford Motor Co., 7.45%, 7/16/2031		210,000	228,574
Gannett Co., Inc.:
144A, 6.375%, 9/1/2015		285,000	296,400
144A, 7.125%, 9/1/2018		285,000	289,988
8.75%, 11/15/2014		145,000	166,388
9.375%, 11/15/2017		285,000	324,187
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		205,000	233,700
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	419,225
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		195,000	248,138
Hertz Corp.:
144A, 6.75%, 4/15/2019		190,000	193,800
144A, 7.5%, 10/15/2018		930,000	984,637
8.875%, 1/1/2014		426,000	437,182
Levi Strauss & Co., 7.625%, 5/15/2020		200,000	207,000
Limited Brands, Inc., 7.0%, 5/1/2020		185,000	196,100
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		75,000	86,813
Mediacom Broadband LLC, 8.5%, 10/15/2015		655,000	681,200
Mediacom LLC, 9.125%, 8/15/2019		295,000	313,437
MGM Resorts International:
7.625%, 1/15/2017		100,000	95,875
144A, 9.0%, 3/15/2020		280,000	305,900
144A, 10.0%, 11/1/2016		220,000	233,750
10.375%, 5/15/2014		300,000	336,000
11.125%, 11/15/2017		405,000	466,762
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		80,000	81,400
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		80,000	84,700
Norcraft Companies LP, 10.5%, 12/15/2015		1,030,000	1,102,100
Norcraft Holdings LP, 9.75%, 9/1/2012		514,000	518,497
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		215,000	219,300
Penske Automotive Group, Inc., 7.75%, 12/15/2016		975,000	1,006,687
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	178,200
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		240,000	255,600
Regal Entertainment Group, 9.125%, 8/15/2018		185,000	197,950
Sabre Holdings Corp., 8.35%, 3/15/2016		495,000	480,150
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		355,000	346,125
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		225,000	238,781
144A, 7.804%, 10/1/2020		440,000	433,954
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		155,000	167,400
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		355,000	393,606
Sonic Automotive, Inc.:
5.0%, 10/1/2029		80,000	105,700
Series B, 9.0%, 3/15/2018		290,000	310,300
Standard Pacific Corp.:
144A, 8.375%, 5/15/2018		180,000	190,800
10.75%, 9/15/2016		280,000	329,000
Toys "R" Us, Inc., 7.375%, 10/15/2018		655,000	656,637
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		205,000	216,019
Travelport LLC:
4.921% ***, 9/1/2014		315,000	281,138
9.0%, 3/1/2016		200,000	189,000
9.875%, 9/1/2014		280,000	273,350
11.875%, 9/1/2016		50,000	47,063
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	831,023
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		985,000	1,056,412
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		140,000	150,150
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	215,000	313,007
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		185,000	182,688
Videotron Ltd., 9.125%, 4/15/2018		395,000	443,387
Visant Corp., 10.0%, 10/1/2017		235,000	254,388
Wynn Las Vegas LLC:
7.75%, 8/15/2020		280,000	296,100
7.875%, 11/1/2017		805,000	859,337
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		2,020,000	20

			36,333,878
Consumer Staples 5.8%
Alliance One International, Inc., 10.0%, 7/15/2016		155,000	160,038
B&G Foods, Inc., 7.625%, 1/15/2018		215,000	229,513
Blue Merger Sub, Inc., 144A, 7.625%, 2/15/2019		625,000	631,250
C&S Group Enterprises LLC, 144A, 8.375%, 5/1/2017 (b)		185,000	186,850
Central Garden & Pet Co., 8.25%, 3/1/2018		230,000	241,787
Darling International, Inc., 144A, 8.5%, 12/15/2018		465,000	501,619
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		210,000	224,175
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		270,000	279,450
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		950,000	948,219
NBTY, Inc., 144A, 9.0%, 10/1/2018		140,000	151,900
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		1,616,750	1,543,996
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		755,000	741,787
Rite Aid Corp.:
7.5%, 3/1/2017		220,000	221,375
8.0%, 8/15/2020		295,000	318,969
Smithfield Foods, Inc.:
7.75%, 7/1/2017		610,000	660,325
10.0%, 7/15/2014		520,000	613,600
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		180,000	187,650
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		210,000	208,950
Tops Holding Corp., 10.125%, 10/15/2015		360,000	386,550
TreeHouse Foods, Inc., 7.75%, 3/1/2018		150,000	162,375
Tyson Foods, Inc., 10.5%, 3/1/2014		345,000	416,587
US Foodservice:
144A, 10.25%, 6/30/2015 (PIK)		170,000	175,100
144A, 10.25%, 6/30/2015		100,000	104,000

			9,296,065
Energy 12.1%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		320,000	327,600
Arch Coal, Inc., 7.25%, 10/1/2020		115,000	122,188
Belden & Blake Corp., 8.75%, 7/15/2012		1,940,000	1,920,600
Berry Petroleum Co.:
6.75%, 11/1/2020		115,000	118,450
10.25%, 6/1/2014		380,000	440,800
BreitBurn Energy Partners LP, 144A, 8.625%, 10/15/2020		155,000	162,944
Bristow Group, Inc., 7.5%, 9/15/2017		450,000	473,625
Chaparral Energy, Inc., 144A, 8.25%, 9/1/2021		335,000	340,862
Chesapeake Energy Corp., 7.25%, 12/15/2018		570,000	628,425
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	339,250
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		140,000	152,250
8.5%, 12/15/2019		140,000	154,350
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		680,000	737,800
144A, 8.25%, 4/1/2020		325,000	358,312
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	185,938
7.375%, 10/1/2020		200,000	215,000
8.25%, 10/1/2019		105,000	115,763
Crosstex Energy LP, 8.875%, 2/15/2018		345,000	380,362
El Paso Corp.:
7.25%, 6/1/2018		455,000	514,642
9.625%, 5/15/2012		142,000	150,498
Energy Transfer Equity LP, 7.5%, 10/15/2020		220,000	238,425
Frontier Oil Corp., 8.5%, 9/15/2016		300,000	325,500
Genesis Energy LP, 144A, 7.875%, 12/15/2018		360,000	369,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		380,000	410,400
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		145,000	150,800
Holly Corp., 9.875%, 6/15/2017		530,000	589,625
Inergy LP:
144A, 6.875%, 8/1/2021		75,000	76,688
144A, 7.0%, 10/1/2018		355,000	367,869
Linn Energy LLC:
144A, 7.75%, 2/1/2021		355,000	377,187
144A, 8.625%, 4/15/2020		315,000	351,225
Newfield Exploration Co., 7.125%, 5/15/2018		1,160,000	1,238,300
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		170,000	185,300
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		125,000	126,875
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		140,000	156,800
Petrohawk Energy Corp.:
144A, 7.25%, 8/15/2018		435,000	450,225
7.25%, 8/15/2018		285,000	294,975
7.875%, 6/1/2015		200,000	212,000
Plains Exploration & Production Co.:
7.0%, 3/15/2017		380,000	396,150
7.625%, 6/1/2018		765,000	817,594
8.625%, 10/15/2019		195,000	217,913
Range Resources Corp., 6.75%, 8/1/2020		105,000	110,906
Regency Energy Partners LP:
6.875%, 12/1/2018		210,000	220,500
9.375%, 6/1/2016		590,000	660,062
Sabine Pass LNG LP:
7.25%, 11/30/2013		895,000	908,425
7.5%, 11/30/2016		405,000	410,062
SandRidge Energy, Inc., 8.625%, 4/1/2015 (PIK)		140,000	145,600
SM Energy Co., 144A, 6.625%, 2/15/2019		175,000	176,969
Southwestern Energy Co., 7.5%, 2/1/2018		525,000	597,187
Stone Energy Corp.:
6.75%, 12/15/2014		665,000	661,675
8.625%, 2/1/2017		70,000	72,975
Venoco, Inc., 144A, 8.875%, 2/15/2019		125,000	126,875

			19,283,746
Financials 17.8%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		395,000	391,050
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		430,000	391,838
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		550,000	574,062
8.0%, 3/15/2020		705,000	794,006
8.3%, 2/12/2015		230,000	259,613
Antero Resources Finance Corp., 9.375%, 12/1/2017		70,000	75,600
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		225,000	239,625
144A, 7.375%, 10/15/2017	EUR	140,000	199,472
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		551,200	358,280
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		610,000	626,775
Bumble Bee Acquisition Corp., 144A, 9.0%, 12/15/2017		365,000	394,200
Case New Holland, Inc.:
7.75%, 9/1/2013		275,000	301,125
144A, 7.875%, 12/1/2017		645,000	720,787
CIT Group, Inc.:
7.0%, 5/1/2013		175,342	178,849
7.0%, 5/1/2015		311,150	315,428
7.0%, 5/1/2017		1,065,000	1,072,987
Claire's Escrow Corp., 144A, 8.875%, 3/15/2019 (c)		180,000	180,675
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		135,000	135,675
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018		91,000	92,138
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		420,000	463,050
E*TRADE Financial Corp.:
7.375%, 9/15/2013		1,240,000	1,243,100
12.5%, 11/30/2017 (PIK)		579,000	686,115
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		8,084,842	0
Express LLC, 8.75%, 3/1/2018		285,000	306,731
FCE Bank PLC, 9.375%, 1/17/2014	EUR	700,000	1,085,503
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		150,000	148,661
144A, 7.5%, 5/4/2020		251,000	267,315
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017		360,000	382,888
8.125%, 1/15/2020		225,000	256,817
Fresenius Medical Care US Finance, Inc., 144A, 5.75%, 2/15/2021		190,000	183,825
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		165,000	168,300
Hellas Telecommunications Finance SCA, 144A, 8.985%***, 7/15/2015 (PIK) **	EUR	294,810	244
Hexion US Finance Corp., 8.875%, 2/1/2018		1,465,000	1,573,044
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		205,000	220,375
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		245,000	276,238
144A, 8.75%, 3/15/2017		1,035,000	1,182,487
iPayment, Inc., 9.75%, 5/15/2014		365,000	361,806
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	460,125
National Money Mart Co., 10.375%, 12/15/2016		385,000	428,313
Navios Maritime Acquisition Corp., 144A, 8.625%, 11/1/2017		75,000	78,188
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		80,000	86,500
11.5%, 5/1/2016		88,000	103,620
Nuveen Investments, Inc.:
10.5%, 11/15/2015		380,000	388,550
144A, 10.5%, 11/15/2015		205,000	209,613
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		305,000	308,050
Pinafore LLC, 144A, 9.0%, 10/1/2018		120,000	133,500
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		430,000	446,662
9.25%, 4/1/2015		675,000	703,687
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		391,000	407,129
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		580,000	581,450
144A, 7.125%, 4/15/2019		995,000	1,019,875
144A, 7.75%, 10/15/2016		525,000	559,125
144A, 8.25%, 2/15/2021		120,000	120,300
144A, 8.5%, 5/15/2018		100,000	103,500
144A, 9.0%, 4/15/2019		305,000	317,963
SLM Corp., 8.0%, 3/25/2020		330,000	350,213
Susser Holdings LLC, 8.5%, 5/15/2016		175,000	190,094
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,100,000	550
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		125,000	133,125
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,630,000	1,880,612
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		2,540,000	2,781,300
WMG Acquisition Corp., 9.5%, 6/15/2016		335,000	356,775

			28,257,503
Health Care 6.6%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		125,000	130,313
Community Health Systems, Inc., 8.875%, 7/15/2015		460,000	487,600
Hanger Orthopedic Group, Inc., 7.125%, 11/15/2018		140,000	143,850
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (b)		605,000	636,762
HCA, Inc.:
7.875%, 2/15/2020		855,000	939,431
8.5%, 4/15/2019		335,000	375,200
9.125%, 11/15/2014		885,000	928,144
9.25%, 11/15/2016		3,045,000	3,288,600
9.625%, 11/15/2016 (PIK)		594,000	644,490
9.875%, 2/15/2017		345,000	388,125
IASIS Healthcare LLC, 8.75%, 6/15/2014		440,000	451,550
Mylan, Inc., 144A, 7.875%, 7/15/2020		150,000	167,625
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		250,000	258,750
144A, 7.0%, 10/1/2020		395,000	408,331
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		320,000	328,800
144A, 8.0%, 2/1/2018		280,000	287,000
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		255,000	164,475
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		430,000	452,575

			10,481,621
Industrials 13.4%
Accuride Corp., 9.5%, 8/1/2018		205,000	228,575
Aguila 3 SA, 144A, 7.875%, 1/31/2018		325,000	337,187
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		95,000	102,363
ARAMARK Corp., 8.5%, 2/1/2015		530,000	553,850
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		315,000	326,812
ArvinMeritor, Inc.:
8.125%, 9/15/2015		155,000	166,238
10.625%, 3/15/2018		185,000	211,363
BE Aerospace, Inc.:
6.875%, 10/1/2020		215,000	224,137
8.5%, 7/1/2018		880,000	972,400
Belden, Inc., 7.0%, 3/15/2017		340,000	345,100
Bombardier, Inc., 144A, 7.75%, 3/15/2020 (b)		1,645,000	1,784,825
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	221,550
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		445,000	456,125
Cenveo Corp.:
8.875%, 2/1/2018		645,000	648,225
144A, 10.5%, 8/15/2016		360,000	363,600
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		575,000	603,750
Clean Harbors, Inc., 7.625%, 8/15/2016		198,000	210,375
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		235,950	160,446
Corrections Corp. of America, 7.75%, 6/1/2017		35,000	38,325
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		94,000	102,460
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		505,000	542,875
Esterline Technologies Corp., 7.0%, 8/1/2020		300,000	314,250
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		115,000	120,175
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		850,000	850,000
Garda World Security Corp., 144A, 9.75%, 3/15/2017		195,000	209,625
H&E Equipment Services, Inc., 8.375%, 7/15/2016		635,000	658,812
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	311,250
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		110,000	119,213
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		860,000	896,550
8.0%, 2/1/2018		700,000	764,750
Kansas City Southern Railway Co., 8.0%, 6/1/2015		710,000	770,350
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		400,000	400,000
Oshkosh Corp.:
8.25%, 3/1/2017		75,000	83,250
8.5%, 3/1/2020		155,000	174,763
Owens Corning, Inc., 9.0%, 6/15/2019		440,000	520,686
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		145,000	148,444
13.125%, 7/15/2014		275,000	301,812
RailAmerica, Inc., 9.25%, 7/1/2017		280,000	310,100
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		690,000	751,237
11.75%, 8/1/2016		115,000	124,488
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		140,000	147,700
Sitel LLC, 144A, 11.5%, 4/1/2018		290,000	268,250
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	210,125
7.5%, 10/1/2017		210,000	223,125
SPX Corp., 144A, 6.875%, 9/1/2017		195,000	209,625
Titan International, Inc., 144A, 7.875%, 10/1/2017		965,000	1,032,550
TransDigm, Inc., 144A, 7.75%, 12/15/2018		380,000	409,450
Triumph Group, Inc.:
8.0%, 11/15/2017		70,000	75,425
8.625%, 7/15/2018		430,000	474,075
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		330,000	341,962
United Rentals North America, Inc.:
9.25%, 12/15/2019		945,000	1,070,212
10.875%, 6/15/2016		230,000	267,375
USG Corp., 144A, 9.75%, 8/1/2014		205,000	222,938

			21,383,148
Information Technology 9.4%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		525,000	456,750
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		105,000	108,413
Amkor Technology, Inc., 7.375%, 5/1/2018 (b)		375,000	393,281
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		350,000	372,750
Avaya, Inc., 144A, 7.0%, 4/1/2019		620,000	613,800
CDW LLC, 11.0%, 10/12/2015		930,000	1,011,375
CommScope, Inc., 144A, 8.25%, 1/15/2019		495,000	513,562
Equinix, Inc., 8.125%, 3/1/2018		885,000	960,225
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		100,000	110,250
7.875%, 7/15/2020		135,000	149,850
First Data Corp.:
144A, 8.25%, 1/15/2021		705,000	701,475
144A, 8.875%, 8/15/2020		500,000	547,500
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,405,000	1,566,575
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	220,000	336,984
Jabil Circuit, Inc.:
5.625%, 12/15/2020		315,000	307,913
7.75%, 7/15/2016		135,000	152,888
L-3 Communications Corp.:
5.875%, 1/15/2015		2,850,000	2,905,575
Series B, 6.375%, 10/15/2015		1,085,000	1,120,262
MasTec, Inc., 7.625%, 2/1/2017		475,000	479,750
NXP BV, 3.053% ***, 10/15/2013		395,000	393,025
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		140,000	144,550
10.25%, 8/15/2015		420,000	442,575
10.625%, 5/15/2015		360,000	398,700
Unisys Corp., 144A, 12.75%, 10/15/2014		365,000	431,612
Vangent, Inc., 9.625%, 2/15/2015		275,000	260,563

			14,880,203
Materials 16.0%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		115,000	117,013
Appleton Papers, Inc., 11.25%, 12/15/2015		202,000	189,880
Ashland, Inc., 9.125%, 6/1/2017		315,000	366,384
Ball Corp.:
7.125%, 9/1/2016		1,210,000	1,324,950
7.375%, 9/1/2019		135,000	146,813
Berry Plastics Corp.:
8.25%, 11/15/2015		630,000	674,887
9.5%, 5/15/2018		190,000	190,475
144A, 9.75%, 1/15/2021		230,000	230,575
Boise Paper Holdings LLC, 8.0%, 4/1/2020		175,000	192,938
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		115,000	122,475
Celanese US Holdings LLC, 144A, 6.625%, 10/15/2018		200,000	209,000
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		545,000	519,112
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		395,000	409,812
Clondalkin Acquisition BV, 144A, 2.302% ***, 12/15/2013		1,435,000	1,388,362
Compass Minerals International, Inc., 8.0%, 6/1/2019		380,000	414,200
Crown Americas LLC:
144A, 6.25%, 2/1/2021		55,000	55,550
7.625%, 5/15/2017		1,345,000	1,466,050
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	190,000	279,233
Domtar Corp., 10.75%, 6/1/2017		345,000	441,600
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		655,000	655,000
Exopack Holding Corp., 11.25%, 2/1/2014		1,125,000	1,165,781
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		140,000	145,250
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		776,436	706,557
10.0%, 3/31/2015		764,160	710,669
Georgia-Pacific LLC:
144A, 5.4%, 11/1/2020		1,300,000	1,293,139
144A, 7.125%, 1/15/2017		260,000	276,250
Graham Packaging Co., LP, 8.25%, 10/1/2018		145,000	156,238
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	75,250
9.5%, 6/15/2017		750,000	832,500
Greif, Inc., 7.75%, 8/1/2019		110,000	121,275
Hexcel Corp., 6.75%, 2/1/2015		448,000	459,760
Huntsman International LLC:
8.625%, 3/15/2020		350,000	388,500
144A, 8.625%, 3/15/2021		140,000	155,400
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		155,000	170,113
144A, 9.25%, 5/15/2015	EUR	60,000	91,077
Koppers, Inc., 7.875%, 12/1/2019		425,000	461,125
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		180,000	176,850
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		510,000	542,512
144A, 9.5%, 1/15/2021	EUR	200,000	289,789
Nalco Co., 144A, 6.625%, 1/15/2019		250,000	258,438
NewMarket Corp., 7.125%, 12/15/2016		810,000	844,425
Novelis, Inc.:
144A, 8.375%, 12/15/2017		815,000	898,537
144A, 8.75%, 12/15/2020		435,000	479,587
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	277,163
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		1,960,000	2,136,400
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		60,000	61,425
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		35,000	36,881
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		310,000	322,787
Radnor Holdings Corp., 11.0%, 3/15/2010 **		180,000	18
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		275,000	293,563
Silgan Holdings, Inc., 7.25%, 8/15/2016		370,000	399,600
Solo Cup Co., 10.5%, 11/1/2013		220,000	224,400
Texas Industries, Inc., 9.25%, 8/15/2020		235,000	255,856
United States Steel Corp., 7.375%, 4/1/2020		490,000	518,175
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		70,000	73,150
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		455,000	486,850
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) **		646,821	239,324

			25,418,923
Telecommunication Services 16.6%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		65,000	70,200
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		125,000	137,969
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		960,000	969,600
8.375%, 10/15/2020		1,050,000	1,036,875
8.75%, 3/15/2018		1,295,000	1,241,581
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		55,000	59,950
144A, 12.0%, 12/1/2017		225,000	243,000
Cricket Communications, Inc.:
7.75%, 10/15/2020		1,810,000	1,733,075
10.0%, 7/15/2015		730,000	804,825
Crown Castle International Corp.:
7.125%, 11/1/2019		280,000	297,850
9.0%, 1/15/2015		690,000	776,250
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		260,000	296,400
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,625,000	1,698,125
ERC Ireland Preferred Equity Ltd., 144A, 8.093% ***, 2/15/2017 (PIK)	EUR	487,238	31,502
Frontier Communications Corp.:
7.875%, 4/15/2015		70,000	77,525
8.25%, 4/15/2017		405,000	447,525
8.5%, 4/15/2020		540,000	599,400
8.75%, 4/15/2022		70,000	77,700
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		170,812	122,985
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,050,000	1,095,937
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		715,000	734,663
11.25%, 6/15/2016		370,000	395,900
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		1,763,437	1,957,415
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		870,000	896,100
iPCS, Inc., 2.429% ***, 5/1/2013		180,000	177,750
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		350,000	340,813
7.875%, 9/1/2018		435,000	459,469
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		1,500,000	1,512,187
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	206,397
Qwest Communications International, Inc.:
7.125%, 4/1/2018		2,595,000	2,783,137
8.0%, 10/1/2015		350,000	381,938
Qwest Corp., 8.375%, 5/1/2016		30,000	35,813
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		110,000	119,900
8.25%, 8/15/2019		150,000	165,375
Sprint Nextel Corp., 8.375%, 8/15/2017		660,000	731,775
Telesat Canada, 11.0%, 11/1/2015		1,435,000	1,610,787
West Corp.:
144A, 7.875%, 1/15/2019		140,000	143,675
144A, 8.625%, 10/1/2018		40,000	42,400
Windstream Corp.:
7.0%, 3/15/2019		515,000	515,000
144A, 7.75%, 10/15/2020		185,000	191,706
7.875%, 11/1/2017		710,000	771,237
8.125%, 9/1/2018		300,000	321,000
8.625%, 8/1/2016		80,000	84,600

			26,397,311
Utilities 4.3%
AES Corp.:
8.0%, 10/15/2017		440,000	477,400
8.0%, 6/1/2020		480,000	525,600
Calpine Corp.:
144A, 7.5%, 2/15/2021		490,000	501,025
144A, 7.875%, 7/31/2020		565,000	597,487
Edison Mission Energy, 7.0%, 5/15/2017		840,000	682,500
Energy Future Holdings Corp., Series P, 5.55%, 11/15/2014		180,000	119,250
Ferrellgas LP, 144A, 6.5%, 5/1/2021		120,000	117,000
GenOn Energy, Inc.:
7.875%, 6/15/2017		75,000	75,188
144A, 9.5%, 10/15/2018		140,000	146,650
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		315,000	341,775
NRG Energy, Inc.:
7.375%, 2/1/2016		1,040,000	1,076,400
7.375%, 1/15/2017		900,000	948,375
144A, 7.625%, 1/15/2018		525,000	546,656
144A, 8.25%, 9/1/2020		510,000	536,775
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	107,000

			6,799,081

Total Corporate Bonds (Cost $195,260,445)			198,531,479
Loan Participations and Assignments 9.9%
Senior Loans*** 9.1%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010 **		466,667	0
Buffets, Inc., Letter of Credit, First Lien, 7.553%, 4/22/2015		75,798	60,828
Burger King Corp., New Term Loan B, 4.5%, 10/19/2016		530,000	533,919
Charter Communications Operating LLC, New Term Loan, 7.25%, 3/6/2014		504,858	513,693
Clear Channel Communications, Inc., Term Loan B, 3.912%, 1/28/2016		645,897	592,126
Del Monte Corp., Term Loan, 4.5%, 2/26/2018		1,100,000	1,108,420
Dunkin' Brands, Inc., New Term Loan B, 4.25%, 11/29/2017		390,000	393,099
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.262%, 3/26/2014		1,052,307	944,972
Letter of Credit, 2.303%, 3/26/2014		63,075	56,642
IASIS Healthcare LLC, Term Loan, 5.554%, 6/13/2014 (PIK)		682,370	671,848
Kabel Deutschland GmbH, Term Loan, 8.272%, 11/19/2014 (PIK)	EUR	1,966,145	2,710,353
NBTY, Inc., Term Loan B, 6.25%, 10/2/2017		760,000	769,595
PETCO Animal Supplies, Inc., New Term Loan, 4.5%, 11/24/2017		450,000	452,720
Pinafore LLC, New Term Loan B, 4.25%, 9/26/2016		3,250,918	3,279,770
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		375,000	382,734
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		285,000	288,990
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		375,000	378,750
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/24/2014 **		671,500	481,173
US Foodservice, Inc., Term Loan B, 2.76%, 7/3/2014		524,564	505,738
VML US Finance LLC:
Delayed Draw Term Loan B, 4.79%, 5/25/2012		111,611	111,951
Term Loan B, 4.79%, 5/27/2013		193,227	193,817

			14,431,138
Sovereign Loans 0.8%
JSC VTB Bank, 144A, 6.315%, 2/22/2018		750,000	759,039
VIP Finance Ireland Ltd.:
144A, 6.493%, 2/2/2016		200,000	206,260
144A, 7.748%, 2/2/2021		380,000	392,844

			1,358,143

Total Loan Participations and Assignments (Cost $16,094,573)			15,789,281
Preferred Securities 1.6%
Financials 1.2%
Citigroup Capital XXI, 8.3%, 12/21/2057		1,875,000	1,931,250
Materials 0.4%
Hercules, Inc., 6.5%, 6/30/2029		810,000	680,400

Total Preferred Securities (Cost $2,274,141)			2,611,650

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $25,000)	25	25,000

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	14,706	62,501
Dex One Corp.*	4,064	21,416
SuperMedia, Inc.*	757	6,374
Trump Entertainment Resorts, Inc.*	51	930
Vertis Holdings, Inc.*	520	9,225

		100,446
Industrials 0.0%
Congoleum Corp.*	715,000	1
Quad Graphics, Inc.*	510	22,144

		22,145
Materials 0.0%
GEO Specialty Chemicals, Inc.*	14,091	11,977
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091

		13,068

Total Common Stocks (Cost $2,235,853)		135,659
Preferred Stock 0.2%
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $286,638)	315	300,225
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	972	29
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	775	7,453

Total Warrants (Cost $124,997)		7,482
Securities Lending Collateral 2.0%
Daily Assets Fund Institutional, 0.23% (d) (e) (Cost $3,173,232)	3,173,232	3,173,232
Cash Equivalents 2.0%
Central Cash Management Fund, 0.17% (d) (Cost $3,151,040)	3,151,040	3,151,040

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $222,625,919) †	140.6	223,725,048
Notes Payable	(40.8)	(65,000,000)
Other Assets and Liabilities, Net	0.2	371,682

Net Assets	100.0	159,096,730

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	466,667	USD	467,631	0
CanWest MediaWorks LP	9.25%	8/1/2015	345,000	USD	345,000	58,650
Eaton Vance Corp., CDO II	13.68%	7/15/2012	8,084,842	USD	3,904,801	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	455,000	USD	456,800	2,275
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	170,812	USD	162,544	122,985
Hellas Telecommunications Finance SCA	8.985%	7/15/2015	294,810	EUR	84,504	244
Radnor Holdings Corp.	11.0%	3/15/2010	180,000	USD	117,163	18
Tribune Co.	LIBOR plus 3.0%	6/24/2014	671,500	USD	671,080	481,173
Tropicana Entertainment LLC	9.625%	12/15/2014	1,100,000	USD	827,274	550
Wolverine Tube, Inc.	15.0%	3/31/2012	646,821	USD	647,055	239,324
Young Broadcasting, Inc.	8.75%	1/15/2014	2,020,000	USD	1,743,963	20
					9,427,815	905,239

***
These securities are shown at their current rate as of February 28, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $223,057,316.  At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $667,732.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,510,161 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,842,429.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2011 amounted to $3,029,292 which is 1.9% of net assets.
(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At February 28, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	865,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	82,016	(4,305)	86,321
6/21/2010 9/20/2013	405,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	38,401	4,964	33,437
6/21/2010 9/20/2015	1,220,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	131,950	(27,925)	159,875
Total unrealized appreciation					279,633

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup, Inc.
3	Bank of America

As of February 28, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	4,689,400	USD	6,442,190	3/22/2011	(26,987)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$196,778,402	$1,753,077	$198,531,479
Loan Participations and Assignments	—	15,789,281	0	15,789,281
Preferred Securities	—	2,611,650	—	2,611,650
Other Investments	—	—	25,000	25,000
Common Stocks(h)	112,435	—	23,224	135,659
Preferred Stock	—	300,225	—	300,225
Warrants(h)	—	—	7,482	7,482
Short-Term Investments(h)	6,324,272	—	—	6,324,272
Derivatives(i)	—	279,633	—	279,633
Total	$6,436,707	$215,759,191	$1,808,783	$224,004,681

Liabilities
Derivatives(i)	$—	$(26,987)	$—	$(26,987)
Total	$—	$(26,987)	$—	$(26,987)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Other Investments	Common Stocks	Preferred Stock		Warrants	Total
Balance as of November 30, 2010	$1,876,413		$0	$25,000	$13,998	$200,897		$7,376	$2,123,684
Realized gain (loss)	—		—	—	—	—		—	—
Change in unrealized appreciation (depreciation)	27,462		0	0	4,437	—		106	32,005
Amortization premium/discount	11,864		—	—	—	—		—	11,864
Net purchases (sales)	—		—	—	4,789	—		—	4,789
Transfers into Level 3	—		—	—	—	—		—	—
Transfers (out) of Level 3	(162,662	)(j)	—	—	—	(200,897	)(j)	—	(363,559)
Balance as of February 28, 2011	$1,753,077		$0	$25,000	$23,224	$—		$7,482	$1,808,783
Net change in unrealized appreciation (depreciation) from investments still held at February 28, 2011	$27,462		$0	$0	$4,437	$—		$106	$32,005

Transfers between price levels are recognized at the beginning of the reporting period.
(j)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$279,633	$—
Foreign Exchange Contracts	$—	$(26,987)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011